Trade and other payables	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Trade payables	262	384
Other payables	728	383
	990	767
Current
Trade payables	169,036	173,157
Advances from customers	9,162	22,609
Amounts due to related parties (Note 28)	682	—
Taxes payable	10,117	9,499
Dividends payables	18,026	703
Other payables	3,042	939
	210,065	206,907
Total trade and other payables	211,055	207,674

The fair values of current trade and other payables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other payables approximate their carrying amount, as the impact of discounting is not significant.